Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Year-end dividends [member]	Interim dividends [member]	Share capital [member]	Capital surplus [member]	Hybrid bonds [member]	Reserves [member]	Treasury shares [member]	Retained earnings [member]	Retained earnings [member] Year-end dividends [member]	Retained earnings [member] Interim dividends [member]	Attributable to owners of the controlling company [member]	Attributable to owners of the controlling company [member] Year-end dividends [member]	Attributable to owners of the controlling company [member] Interim dividends [member]	Non-controlling interests [member]	Non-controlling interests [member] Year-end dividends [member]
Beginning balance at Dec. 31, 2019	₩ 47,763,298			₩ 482,403	₩ 1,385,707	₩ 199,384	₩ (1,157,980)	₩ (1,508,303)	₩ 45,054,077			₩ 44,455,288			₩ 3,308,010
Comprehensive income (loss):
Profit	1,748,492								1,581,208			1,581,208			167,284
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	36,575								44,703			44,703			(8,128)
Capital adjustment arising from investments in equity-accounted investees, net of tax	(28,609)						(16,760)					(16,760)			(11,849)
Net changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(77,627)						(74,210)		(3,417)			(77,627)
Foreign currency translation differences, net of tax	(147,956)						(137,071)					(137,071)			(10,885)
Gain or losses on valuation of derivatives, net of tax	(331)						(261)					(261)			(70)
Total comprehensive income	1,530,544						(228,302)		1,622,494			1,394,192			136,352
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		₩ (380,979)	₩ (277,723)							₩ (320,462)	₩ (277,723)		₩ (320,462)	₩ (277,723)		₩ (60,517)
Changes in subsidiaries	22,303														22,303
Changes in ownership interests in subsidiaries	134,958				(27,716)							(27,716)			162,674
Repayment of redeemable convertible preferred shares	(278,581)				(33,581)							(33,581)			(245,000)
Interest of hybrid bonds	(16,579)								(9,225)			(9,225)			(7,354)
Acquisition of treasury shares	(883,220)							(883,220)				(883,220)
Others	(10,498)				(4,407)		5,364		(4,684)			(3,727)			(6,771)
Total transactions with owners of the controlling company	(1,690,319)				(65,704)		5,364	(883,220)	(612,094)			(1,555,654)			(134,665)
Ending balance at Dec. 31, 2020	47,603,523			482,403	1,320,003	199,384	(1,380,918)	(2,391,523)	46,064,477			44,293,826			3,309,697
Comprehensive income (loss):
Profit	7,175,982								6,606,728			6,606,728			569,254
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	51,155								44,405			44,405			6,750
Capital adjustment arising from investments in equity-accounted investees, net of tax	165,106						160,343					160,343			4,763
Net changes in fair value of equity investments at fair value through other comprehensive income, net of tax	214,888						205,924		8,948			214,872			16
Foreign currency translation differences, net of tax	386,141						347,469					347,469			38,672
Gain or losses on valuation of derivatives, net of tax	309						243					243			66
Total comprehensive income	7,993,581						713,979		6,660,081			7,374,060			619,521
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		(404,795)	(907,507)							(342,565)	(907,507)		(342,565)	(907,507)		(62,230)
Changes in subsidiaries	15,034														15,034
Changes in ownership interests in subsidiaries	543,464				83,547							83,547			459,917
Interest of hybrid bonds	(16,454)								(9,200)			(9,200)			(7,254)
Acquisition of treasury shares	(116,771)							(116,771)				(116,771)
Others	3,891				(6,134)		(46)		10,110			3,930			(39)
Total transactions with owners of the controlling company	(883,138)				77,413		(46)	(116,771)	(1,249,162)			(1,288,566)			405,428
Ending balance at Dec. 31, 2021	54,713,966			482,403	1,397,416	199,384	(666,985)	(2,508,294)	51,475,396			50,379,320			4,334,646
Comprehensive income (loss):
Profit	3,585,957								3,157,536			3,157,536			428,421
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	105,769								67,167			67,167			38,602
Capital adjustment arising from investments in equity-accounted investees, net of tax	133,134						126,278					126,278			6,856
Net changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(10,076)						49,516		(59,576)			(10,060)			(16)
Foreign currency translation differences, net of tax	4,024						52,725					52,725			(48,701)
Gain or losses on valuation of derivatives, net of tax	1,023						452					452			571
Total comprehensive income	3,819,831						228,971		3,165,127			3,394,098			425,733
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		₩ (460,238)	₩ (758,492)							₩ (378,128)	₩ (758,492)		₩ (378,128)	₩ (758,492)		₩ (82,110)
Changes in subsidiaries	422,424														422,424
Changes in ownership interests in subsidiaries	418,044				(7,827)							(7,827)			425,871
Interest of hybrid bonds	(16,494)								(1,487)			(1,487)			(15,007)
Variation due to split						(199,384)						(199,384)			199,384
Disposal of treasury shares	58,003				9,491			48,512				58,003
Retirement of treasury stock	(16,011)							567,474	(583,485)			(16,011)
Share-based payment	12,115				12,115							12,115
Others	(1,251)				(907)		(5,976)		2,206			(4,677)			3,426
Total transactions with owners of the controlling company	(341,900)				12,872	₩ (199,384)	(5,976)	615,986	(1,719,386)			(1,295,888)			953,988
Ending balance at Dec. 31, 2022	₩ 58,191,897			₩ 482,403	₩ 1,410,288		₩ (443,990)	₩ (1,892,308)	₩ 52,921,137			₩ 52,477,530			₩ 5,714,367